Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2019
Organization And Business Description [Abstract]
Schedule of the company's subsidiaries and consolidated VIEs
	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
Hong Kong Xibolun Technology Limited ("HK Xibolun")	June 14, 2011	Hong Kong	100%
NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd.("NiSun BVI")	July 12, 2019	BVI	100%
NiSun International Enterprise Management Group (Hong Kong) Co., Limited (NiSun HK)	July 12, 2019	Hong Kong	100%
NingChen (Shanghai) Enterprise Management Co., Ltd.("NingChen")	July 12, 2019	PRC	100%
Shandong Taiding International Investment Co., Ltd. ("Taiding")	November 12, 2019	PRC	80%
Zhejiang Xibolun Automation Project Technology Co., Ltd. ("Xibolun Automation")	September 24, 2012	PRC	100%
Wenzhou Xibolun Fluid Equipment Co., Limited ("Xibolun Equipment")	January 25, 2005	PRC	100%

VIEs	,
Fintech (Shanghai) Digital Technology Co., Ltd. ("Fintech")	July 12, 2019	PRC	100%
Beijing Hengtai Puhui Information Services Co., Ltd ("Hengpu")	December 31, 2019	PRC	100%

Subsidiaries of the VIEs
Khorgos Fintech Network Technology Co., Ltd. ("Khorgos")	July 12, 2019	PRC	100%
Jilin Lingang Trade Co., Ltd. ("Lingang")	November 27, 2019	PRC	100%
NiSun Family Office (Guangzhou) Co., Ltd. ("Guangzhou")	October 29, 2019	PRC	100%
Hangzhou Fengtai Technology Co., Ltd. ("Fengtai")	December 31, 2019	PRC	92%
Dunhua Midtown Asset Management Registration Center Co., Ltd. ("Midtown")	December 31, 2019	PRC	100%